IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2021
Description Of Impairment Of Assets [Abstract]
Disclosure of impairment of assets [text block]
NOTE 17. IMPAIRMENT OF ASSETS
In 2020, as a result of market conditions in the United States generated by the decrease in prices, the impairment tests carried out at the CGU yielded an impairment provision of ThU.S.$ 14,918 relating to Property, Plant and Equipment and spare parts from Inventories corresponding to facilities of wood products in United States (wood products segment). For these calculations we used a discount rate of 8.7%. In the 2021 period, impairments related with assets sold and recovered were reversed for a total of ThU.S.$ 11,057.
In addition, due to the modernization and expansion project of the Arauco mill (
Proyecto de Modernizaci
ó
n y Ampliaci
ó
n de la Planta Arauco
, or MAPA Project), as of December 31, 2021, we recorded an impairment provision due to a reduction in the useful lives for the CGU Line 1 of Arauco mill (pulp segment) in an amount of ThU.S.$ 18,917 (ThU.S.$ 46,577 as of December 31, 2020). For this calculation, we used a discount rate of 6.1%. The Line 1 of the Arauco mill was closed in January 2022 and the MAPA Project is expected to start operating soon.
Both impairment provision charges are presented in the consolidated statement of profit or loss under Other expenses and they constitue the main changes in the total impairment provision as shown below:

Changes in CGU impairment provision	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Opening balance	218,764	180,209
Impairment loss recognized in profit or loss	21,274	62,701
Reversal of impairment loss in profit or loss	(21,858)	(6,171)
Increase (Decrease) in foreign exchange currency on translation	(4,138)	(17,975)
Closing balance	214,042	218,764
Changes in provisions for impairment of property, plant and equipment due to technical obsolescence are shown below:

Changes in impairment provision from impaired assets	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Opening balance	8,088	8,135
Impairment loss recognized in profit or loss	5,649	1,262
Reverse of impairment loss in profit or loss	(2,112)	(1,204)
Increase (Decrease) in foreign exchange currency on translation	173	(105)
Closing balance	11,798	8,088
Goodwill
Goodwill is allocated to the groups of cash-generating units that are expected to benefit from the synergies of the combination.
At the date of these consolidated financial statements, the balance of goodwill is ThU.S.$ 57,697 (ThU.S.$ 59,567 on December 31, 2020), as shown below:

	12-31-2021	12-31-2020
Goodwill	ThU.S.$	ThU.S.$
Arauco Canada Ltd. (Flakeboard Company Ltd)	40,802	40,793
Arauco do Brasil S.A. (Pien mill)	16,163	17,357
Arauco North America, Inc. (Prime-Line, Inc.)	732	732
Forestal Arauco S.A. (Forestal Los Lagos SpA.)	—	685
Closing balance	57,697	59,567

	12-31-2021	12-31-2020
Goodwill	ThU.S.$	ThU.S.$
Opening balance at January 1	59,567	65,751
Decrease due to sale of subsidiary	(685)	—
Decrease in foreign currency exchange	(1,185)	(6,184)
Closing balance	57,697	59,567
Of the total of goodwill, ThU.S.$ 40,802 (ThU.S.$ 40,793 as of December 31, 2020) were generated by the acquisition of “Flakeboard” (currently Arauco Canada Ltd.), a company that, directly and/or through its subsidiaries, possesses and operates 7 panel plants, for which Arauco acquired and paid, on September 24, 2012, the price of ThU.S.$ 242,502 for the 100% interest ownership. The remaining balance of ThU.S.$ 732 corresponds to the acquisition of Prime-Line Inc, on September 1, 2019, for which Arauco North America Inc, a subsidiary of Arauco Canada Ltd. paid ThU.S.$ 18,880 for all the shares of said company.
The recoverable amount for Flakeboard’s cash generating unit was determined based on the calculations of its value in use, and this calculation was made using cash flow projections covering a
7-year
term, a period time, which is considered to represent the cyclicality of the business performance, applying a nominal discount rate of 7% which reflects current market assessments for the wood products segment in North America.
The investment in the panel plant in Pien, Brazil generated a goodwill of ThU.S.$ 16,163 (ThU.S.$ 17,357 as of December 31, 2020).
The recoverable amount for the Pien plant’s cash generating unit was determined based on the calculations of its value in use, and this calculation was made using cash flow projections covering a
5-year
term based on the operational plan approved by the Administration, applying a 7.4% nominal discount rate that reflects current evaluations for the panel segment in Brazil.
As of December 31, 2021 and as of December 31, 2020, the carrying value of the goodwill of the plants did not exceed their recoverable value, and therefore there was no need to recognize impairment losses.
Sensitivity analysis on discount rate was made and no impairment provision was determined.